UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2008

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (January 16, 2009)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 40
Form 13F Information table Value Total(x 1000): $480,334



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	224,066		2,483,005 	X		      2,483,005
ISHARES S&P 500 INDEX	Comm	464287200	 45,634		  505,300 	X		        505,300
DIAMONDS TRUST SERIES 1	Comm	252787106	 33,704		  385,100 	X			385,100
ISHARES S&P 100 INDEX 	Comm	464287101	 30,469		  705,300 	X			705,300
POWERSHARES		Comm	73935A104	 30,034		1,009,884 	X		      1,009,884
VANGUARD LARGE CAPE	Comm	922908637	  8,802		  216,000 	X			216,000
AFLAC INCORPORATED	Comm	001055102	  7,972		  173,900 	X			173,900
DIAGEO PLC-SPONSOR ADR	Comm	25243Q205	  7,700		  135,700 	X			135,700
CISCO SYS INC		Comm	17275R102	  7,614		  467,100 	X			467,100
DU PONT EI DENEMOURS&CO	Comm	263534109	  7,403		  292,600 	X			292,600
TEVA PHARMACEUTICALS	Comm	881624209	  7,399		  173,800 	X			173,800
AMERICA MOVIL ADR	Comm	02364W105	  7,073		  228,234 	X			228,234
MONSANTO CO		Comm	61166W101	  6,564		   93,300 	X			 93,300
APPLE COMPUTER INC	Comm	037833100	  6,563		   76,900 	X			 76,900
DEERE & COMPANY		Comm	244199105	  6,282		  163,930 	X			163,930
FLUOR CORP		Comm	343412102	  5,698		  127,000 	X			127,000
SPDR FINANCIAL INDEX	Comm	81369Y605	  4,066		  324,800 	X			324,800
BAKER HUGHES		Comm	057224107	  3,823		  119,200 	X			119,200
SUNCOR ENERGY INC	Comm	867229106	  3,734		  191,500 	X			191,500
CORNING INC.		Comm	219350105	  3,033		  318,300 	X			318,300
SUNPOWER CORPORATION	Comm	867652109	  2,986		   80,700 	X			 80,700
WEATHERFORD INTERNTL	Comm	G95089101	  2,525		  233,400 	X			233,400
HANESBRANDS INC.	Comm	410345102	  2,352		  184,500 	X			184,500
MICROSOFT CORP		Comm	594918104	  1,728		   88,900 	X			 88,900
INTEL CORP		Comm	458140100	  1,654		  112,800 	X			112,800
DELL COMPUTER CORP	Comm	24702R101	  1,454		  142,000 	X			142,000
GOLDMAN SACHS GROUP	Comm	38141G104	  1,224		   14,500 	X			 14,500
NOKIA CORP		Comm	654902204	  1,186		   76,000 	X			 76,000
LENNAR CORPORATION	Comm	526057104	  1,100		  126,900 	X			126,900
POTASHCORP SASKATCHEWAN	Comm	73755L107	    915		   12,500 	X			 12,500
RESEARCH IN MOTION	Comm	760975102	    730		   18,000 	X			 18,000
SPDR HEALTH CARE	Comm	81369Y209	    457		   17,200 	X			 17,200
BROADCAM CORPORATION	Comm	111320107	    424		   25,000 	X			 25,000
NVIDIA CORPORATION	Comm	67066G104	    403		   50,000 	X			 50,000
DISCOVERY LABORATORIES	Comm	254668106	    269		  240,000 	X			240,000
GENERAL ELEC CO		Comm	369604103	    259`	   16,000 	X			 16,000
ALEXZA PHARMACEUTICALS 	Comm	015384100	    220		   69,246 	X			 69,246
INSULET			Comm	45784P101	  1,772		  382,065 	X			382,065
ENTROPIC COMMUNICATIONS	Comm	29384R105	    738		1,476,954 	X		      1,476,954
NEUROGESX INC		Comm	641252101	    305		  434,132 	X			434,132


GRAND TOTALS				        480,334


